Other Finance Income and Costs - Summary of Other Finance Income and Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Other finance income
Other	¥ 240,791	¥ 73,772
Total	435,229	305,846
Other finance costs
Financial liabilities measured at amortized cost	(42,421)	(44,114)
Other	(5,116)	(3,041)
Total	(47,537)	(47,155)
Interest income [Member]
Other finance income
Financial assets measured at amortized cost	17,526	37,201
Financial assets measured at fair value through other comprehensive income	88,074	84,629
Dividend income [Member]
Other finance income
Financial assets measured at fair value through other comprehensive income	¥ 88,837	¥ 110,243